Intangibles and other assets (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Intangibles and other assets	$ 52,453	$ 49,841
Other assets	48,428	45,074
Intangible assets other than goodwill	$ 4,025	$ 4,767